Note 32 Amount of capital CC1 (Details) - EUR (€) € in Millions		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022 [1]
Amount of capital CC1 [Line Items]
Total Tier 1		€ 56,822	€ 52,150	€ 47,931
Total capital tier 1 tier 2		66,680	60,332	53,861
Total RWA		394,468	363,915	337,066
Capital and share premium [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		22,008	22,629	23,810
Retained earnings and equity instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		39,652	34,889	31,436
Other accumulated income and other reserves [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(14,334)	(12,872)	(13,952)
Minority interests [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		2,343	1,864	1,853
Net interim attributable profit [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[2]	5,013	4,759	3,814
Common equity tier 1 CET1 before oter regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		54,681	51,269	46,962
Classes of intangible assets and goodwill [domain]
Amount of capital CC1 [Line Items]
Total Tier 1		(1,553)	(1,421)	(1,395)
Direct and indirect holdings in own common equity tier 1 instruments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(243)	(331)	(356)
Deferred tax assets [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(844)	(988)	(1,057)
Other deductions and filters [Member]
Amount of capital CC1 [Line Items]
Total Tier 1	[3]	(1,242)	(2,412)	(1,416)
Total common equity tier 1 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		(3,882)	(5,153)	(4,223)
Common equity TIER 1 CET1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		50,799	46,116	42,738
Capital instruments and share premium accounts classified as liabilities and qualifying as additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		5,638	5,715	4,875
Qualifying tier 1 capital included in consolidated AT1 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		386	319	318
Additional tier 1 (CET 1) before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		6,023	6,033	5,193
Transitional CET1 adjustments [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Total regulatory adjustments to additional tier 1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		0	0	0
Additional tier 1 AT1 [Member]
Amount of capital CC1 [Line Items]
Total Tier 1		6,023	6,033	5,193
Capital instruments and share premium accounted as tier 2 [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		5,629	5,214	3,510
Qualifying tier 2 capital included in consolidated T2 capital issued by subsidiaries and held by third parties [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		4,192	2,890	2,310
Credit risk adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		47	88	213
Tier 2 before regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		9,868	8,192	6,033
Tier 2 regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		(10)	(10)	(103)
Tier 2 after regulatory adjustments [Member]
Amount of capital CC1 [Line Items]
Total capital tier 2		€ 9,858	€ 8,182	€ 5,930
CET 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		12.88%	12.67%	12.68%
Tier 1 phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		14.40%	14.33%	14.22%
Total capital phased in [Member]
Amount of capital CC1 [Line Items]
Percentage ratio phase in		16.90%	16.58%	15.98%

[1]
(1) In 2022, the difference between the phased-in and fully-loaded ratios arises from the temporary treatment of certain capital items, mainly as a result of the impact of IFRS 9, to which the BBVA Group adhered voluntarily (in accordance with article 473bis of the CRR and the subsequent amendments introduced by the Regulation (EU) 2020/873). In 2024 and 2023, there are no differences between phased-in and fully-loaded ratios due to the aforementioned temporary treatment.

[2]	(2) As of December 31, 2024, the total shareholder remuneration corresponding to the year 2024 (composed by a cash dividend, the share repurchase program and the proposed cash dividend subject to approval at the General Shareholders' Meeting), is deducted. As of December 31, 2023 and 2022 the cash dividends approved by the respective General Shareholders' Meetings are deducted
[3]	(3) As of December 31, 2023 and 2022, the amounts of the share repurchase programs were deducted.